Income Taxes And Tax Status (Schedule of Unrecognized Tax Benefits Roll Forward) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes And Tax Status [Abstract]
Unrecognized tax benefits, beginning of year	$ 927	$ 927
Reduction as a result of lapse of statute of limitations	(274)
Unrecognized tax benefits, end of year	$ 653	$ 927